Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - CAD	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 1	CAD 4,315,028
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 2	0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 3	0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 4	4,315,028
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 5	0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 6	0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 7	(46,352)
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 8	(46,352)
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 9	4,315,028
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 10	0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 11	(46,352)
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 12	CAD 4,268,676
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 1		CAD 282,819
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 2		0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 3		0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 4		282,819
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 5		0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 6		0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 7		(59,990)
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 8		(59,990)
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 9		282,819
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 10		0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 11		(59,990)
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 12		CAD 222,829